Document and Entity Information	3 Months Ended
	Mar. 31, 2013	May 14, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	AEROCENTURY CORP
Entity Central Index Key	0001036848
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,606,557
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Mar 31, 2013

Balance Sheets (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 2,403,300	$ 1,596,800
Accounts receivable, including deferred rent of $924,100 and $985,300, net of allowance for doubtful accounts of $2,419,400 and $2,419,400 at March 31, 2013 and December 31, 2012, respectively	2,808,400	3,196,200
Finance leases receivable	1,500,600	1,557,200
Aircraft and aircraft engines held for lease, net of accumulated depreciation of $51,135,100 and $52,244,500 at March 31, 2013 and December 31, 2012, respectively	141,670,800	143,667,700
Assets held for sale	1,601,800	745,400
Prepaid expenses and other	3,227,100	1,663,200
Total assets	153,212,000	152,426,500
Liabilities:
Accounts payable and accrued expenses	1,161,000	1,133,600
Notes payable and accrued interest	67,565,300	67,865,700
Maintenance reserves and accrued maintenance costs	11,117,700	15,356,100
Security deposits	6,591,200	7,001,200
Unearned revenues	631,200	752,400
Deferred income taxes	16,196,600	14,419,200
Income taxes payable	17,500	19,100
Total liabilities	103,280,500	106,547,300
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 2,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value, 10,000,000 shares authorized, 1,606,557 shares issued and outstanding	1,600	1,600
Paid-in capital	14,780,100	14,780,100
Retained earnings	35,653,900	31,601,600
Shareholders equity before treasury stock	50,435,600	46,383,300
Treasury stock at cost, 63,300 shares	(504,100)	(504,100)
Total stockholders' equity	49,931,500	45,879,200
Total liabilities and stockholders' equity	$ 153,212,000	$ 152,426,500

Balance Sheets (Unaudited) (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Assets:
Accounts receivable, deferred rent	$ 924,100	$ 985,300
Accounts receivable, allowance for doubtful accounts	2,419,400	2,419,400
Aircraft and aircraft engines held for lease, accumulated depreciation	$ 51,135,100	$ 52,244,500
Stockholders' equity:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	2,000,000	2,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	1,606,557	1,606,557
Common stock, outstanding (in shares)	1,606,557	1,606,557
Treasury stock (in shares)	63,300	63,300

Statements of Operations (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues and other income:
Operating lease revenue, net	$ 4,900,200	$ 5,906,900
Maintenance reserves revenue, net	7,134,300	849,800
Gain on disposal of assets	218,200	0
Other income	550,000	26,600
Total Income	12,802,700	6,783,300
Expenses:
Maintenance	2,405,200	754,500
Depreciation	1,746,000	1,486,800
Management fees	1,092,100	986,700
Interest	1,065,600	1,071,900
Professional fees, general and administrative and other	327,000	311,300
Insurance	253,700	132,700
Other taxes	22,600	22,600
Total expenses	6,912,200	4,766,500
Income before income tax provision	5,890,500	2,016,800
Income tax provision	1,838,200	691,800
Net income	$ 4,052,300	$ 1,325,000
Earnings per share:
Basic (in dollars per share)	$ 2.63	$ 0.86
Diluted (in dollars per share)	$ 2.56	$ 0.85
Weighted average shares used in earnings per share computations:
Basic (in shares)	1,543,257	1,543,257
Diluted (in shares)	1,582,327	1,550,756

Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statements of Cash Flows (Unaudited) [Abstract]
Net cash provided by operating activities	$ 3,241,900	$ 3,621,100
Investing activities:
Proceeds from sale of aircraft, net of re-sale fees	1,686,000	0
Purchases of aircraft and aircraft engines	(1,766,400)	(8,209,100)
Net cash used in investing activities	(80,400)	(8,209,100)
Financing activities:
Borrowings under Credit Facility	0	7,400,000
Repayments of Credit Facility	(300,000)	(500,000)
Debt issuance costs	(2,055,000)	(1,605,000)
Net cash (used in)/provided by financing activities	(2,355,000)	5,295,000
Net increase in cash and cash equivalents	806,500	707,000
Cash and cash equivalents, beginning of period	1,596,800	995,500
Cash and cash equivalents, end of period	$ 2,403,300	$ 1,702,500

Statements of Cash Flows (Unaudited) (Parenthetical) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statements of Cash Flows (Unaudited) [Abstract]
Interest paid	$ 715,900	$ 1,136,000
Income taxes paid	$ 0	$ 0

Organization and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Organization and Summary of Significant Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
1.	Organization and Summary of Significant Accounting Policies

(a)	The Company and Basis of Presentation

AeroCentury Corp. (the "Company"), a Delaware corporation incorporated in 1997, acquires used regional aircraft and engines for lease to foreign and domestic regional carriers.

The condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information, the instructions to Form 10-Q and Article 10 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.  In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.  Operating results for the three-month period ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

For further information, refer to the financial statements and footnotes thereto included in the Company's annual report on Form 10-K for the year ended December 31, 2012.

(b)	Use of Estimates

The Company's financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable for making judgments that are not readily apparent from other sources.

The most significant estimates with regard to these financial statements are the residual values and useful lives of the assets, the amount and timing of cash flow associated with each asset that are used to evaluate whether assets are impaired, accrued maintenance costs, accounting for income taxes, and the amounts recorded as allowances for doubtful accounts.

(c)	Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs, to the extent possible. The fair value hierarchy under GAAP is based on three levels of inputs.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis

The following table shows by level, within the fair value hierarchy, the fair value of the Company's assets that are measured and recorded at fair value on a recurring basis:

	March 31, 2013				December 31, 2012
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Money market funds included in cash and cash equivalents	$2,239,800	$2,239,800	$-	$-	$1,239,500	$1,239,500	$-	$-

Total	$2,239,800	$2,239,800	$-	$-	$1,239,500	$1,239,500	$-	$-

As of March 31, 2013 and December 31, 2012, there were no liabilities that were required to be measured and recorded at fair value on a recurring basis.

Assets Measured and Recorded at Fair Value on a Nonrecurring Basis

The Company determines fair value of long-lived assets held and used, such as aircraft and aircraft engines held for lease and held for sale, by reference to independent appraisals, quoted market prices (e.g., offers to purchase) and other factors. An impairment charge is recorded when the Company believes that the carrying value of an asset will not be recovered through future net cash flows and that the carrying value exceeds its fair value. During the quarters ended March 31, 2013 and 2012, there was no recorded impairment of long-lived assets.

Fair Value of Other Financial Instruments

The Company's financial instruments, other than cash and cash equivalents, consist principally of finance leases receivable and amounts borrowed under its credit facility (the "Credit Facility," as defined in Note 4).  The fair value of accounts receivable, finance leases receivable, and accounts payable approximates the carrying value of these financial instruments.

Borrowings under the Company's Credit Facility bear floating rates of interest that reset periodically to a market benchmark rate plus a credit margin.  The Company believes the effective interest rate of this debt agreement approximates current market rates for such indebtedness at the balance sheet date, and therefore that the carrying amount of its floating rate debt at the balance sheet dates approximates its fair value.  The fair value of the Company's outstanding balance of its Credit Facility would be categorized as Level 3 under the GAAP fair value hierarchy.

(d)Finance Leases

The leases for one of the Company's aircraft and one General Electric CT7-9B engine contain lessee purchase options at a price substantially below the asset's estimated residual value at the exercise date for the option.  Consequently, the Company considers the purchase options to be "bargain purchase options" and has classified such leases as finance leases for financial accounting purposes.  The Company does not include the value, purchase price or accumulated depreciation of finance lease assets on its balance sheet.  Instead, for any finance lease, the discounted present value of (i) future minimum lease payments (including the bargain purchase option) and (ii) any residual value not subject to a bargain purchase option are reported as a finance lease receivable.  Rental revenue and depreciation expense are not recognized on finance leases.  Rather, the Company accrues interest on the balance of the finance lease receivable based on the interest rate inherent in the lease.  The Company recognized interest earned on finance leases as "other income" in the amount of $30,400 and $23,400 in the three months ended March 31, 2013 and 2012, respectively.

Aircraft and Aircraft Engines Held for Lease or Sale	3 Months Ended
Mar. 31, 2013
Aircraft and Aircraft Engines Held for Lease or Sale [Abstract]
Aircraft and Aircraft Engines Held for Lease or Sale
2.	Aircraft and Aircraft Engines Held for Lease or Sale

(a)	Assets Held for Lease

At March 31, 2013 and December 31, 2012, the Company's aircraft and aircraft engines, which were on lease or held for lease consisted of the following:

	March 31, 2013		December 31, 2012
	Number	% of net	Number	% of net
Model	owned	book value	owned	book value

Bombardier Dash-8-300	9	25%	9	25%
Fokker 100	7	22%	7	22%
Bombardier Dash-8-Q400	3	19%	3	19%
Fokker 50	12	13%	13	14%
General Electric CF34-8E5 engine	3	7%	3	7%
Saab 340B	4	4%	5	5%
Saab 340B Plus	4	6%	4	6%
deHavilland DHC-8-100	1	1%	1	1%
deHavilland DHC-6	1	1%	1	1%
Tay 650-15 engine	2	1%	-	-
General Electric CT7-9B engine	2	1%	1	-
Saab 340A	1	-	1	-

Net book value excludes the Company's Saab 340A aircraft and one of its General Electric CT7-9B engines, which are subject to finance leases.

During the first quarter of 2013, the Company sold a Fokker 50 aircraft and recorded a gain of $218,200. During the first quarter of 2013, the Company used cash of $1,766,400 for the purchase and capital improvement of aircraft and engines, and for acquisition costs related to two aircraft purchased in late 2012.

During the first quarter of 2013, the Company extended the leases for six of its aircraft.  The Company also signed a letter of intent for the lease of three of its off-lease Fokker 100 aircraft and subsequently received an initial security deposit.

At March 31, 2013, fourteen of the Company's assets, comprised of four Fokker 50 aircraft, three Saab 340B aircraft, four Fokker 100 aircraft, two Tay 650-15 engines and one General Electric CT7-9B engine, were off lease. Except for the two Tay 650-15 engines, the Company is seeking re-lease opportunities for the off-lease assets, which represented 21% of the net book value of the Company's aircraft and engines at March 31, 2013.  The Tay 650-15 engines, which were acquired during the first quarter of 2013, are held as spares and used in connection with required maintenance on the Company's Fokker 100 aircraft.

In January 2013, the lessee of two of the Company's Fokker 100 aircraft filed for bankruptcy and returned the aircraft prior to the scheduled lease expirations in March 2013.  The Company held $660,000 of security deposits and $6,528,500 received from the original lessee when the leases on the two aircraft were assigned to the new lessee upon the sale of the original lessee's assets in 2012.  A portion of the security deposits was applied to rent due in January and the balance was recognized as other income.  The $6,528,500 was recognized as maintenance reserves revenue upon termination of the leases in the first quarter of 2013 in connection with the new lessee's bankruptcy.

In January 2013, the Company received notice that a vendor contracted by one of the Company's former customers, which filed for bankruptcy in April 2012, had filed suit against the Company to enforce a mechanics lien placed on the aircraft by the vendor for unpaid maintenance work.  The Company intends to contest the basis for the Company's liability for the amount claimed, as well as the validity of the amount of the lien.  The Company believes that if the litigation is not resolved in the Company's favor, there will not be a material adverse effect on the Company's financial condition or results of operations.

In February 2013, the Company and the lessee for one of the Company's aircraft reached a settlement in connection with litigation initiated by the lessee in 2012 regarding the return of the aircraft.  Pursuant to the settlement, the Company and the lessee have agreed to a sale of the aircraft to the lessee.  The Company has received a non-refundable deposit and expects the sale to be completed in the second quarter of 2013.

(b)	Assets Held for Sale

Assets held for sale consist of two Saab 340B airframes and one General Electric CT7-9B engine.  The airframes are expected to be sold pursuant to consignment agreements executed with a maintenance vendor.  During the first quarter of 2013, the Company realized $36,000 of proceeds from sales of airframe parts.  The Company is seeking sales opportunities for the engine.

Maintenance Reserves and Accrued Maintenance Costs	3 Months Ended
Mar. 31, 2013
Maintenance Reserves and Accrued Maintenance Costs [Abstract]
Maintenance Reserves and Accrued Maintenance Costs
3.	Maintenance Reserves and Accrued Maintenance Costs

Maintenance costs under the Company's triple net leases are generally the responsibility of the lessees.  Most of the Company's leases require payment of maintenance reserves, which are based upon lessee-reported usage and billed monthly, and are intended to accumulate funds that are expected to cover most or all of the cost of the lessees' performance of certain maintenance obligations under the leases.  Some of these payments for maintenance reserves are refundable, and some are non-refundable.

Refundable maintenance reserves received by the Company are accounted for as a liability, which is reduced when maintenance work is performed during the lease and reimbursement to the lessee is paid. Such reserves are refunded after all return conditions and, in some cases, any other payments due under the lease are satisfied.  Any refundable reserves retained by the Company to satisfy return conditions are recorded as revenue when the asset is returned.

Non-refundable maintenance reserves are recorded as maintenance reserves revenue (assuming cash is received or collections are reasonably assured).  The timing difference between recording maintenance reserves revenue as usage occurs and recording maintenance expense as maintenance is performed can have material effects on the volatility of reported earnings.

At March 31, 2013 and December 31, 2012, the liability for maintenance reserves and accrued maintenance costs consisted of refundable maintenance payments billed to lessees based on usage and accrued maintenance costs for both off-lease aircraft and lessee maintenance claims for non-refundable maintenance reserves.   Refundable maintenance reserves at December 31, 2012 also included a $6,528,500 payment received from a lessee when its two aircraft leases were assigned to a new lessee upon the sale of the original lessee's assets in 2012.  The subject aircraft were returned to the Company by the new lessee in the first quarter of 2013 in connection with the new lessee's bankruptcy and the payment was recorded as maintenance reserves revenue.

	March 31, 2013	December 31, 2012

Refundable maintenance reserves	$8,509,500	$14,477,400
Accrued maintenance costs	2,608,200	878,700
	$11,117,700	$15,356,100

Additions to and deductions from the Company's accrued maintenance costs during the three months ended March 31, 2013 and 2012 for aircraft maintenance were as follows:

	For the Three Months Ended March 31,
	2013	2012

Balance, beginning of period	$878,700	$1,013,400

Additions:
Charged to expense	2,692,600	754,800
Reversals of previously accrued maintenance costs	(287,400)	(300)
Total maintenance expense	2,405,200	754,500
Capital equipment	384,800	46,000
Accrued claims related to refundable maintenance reserves	262,900	292,300
Prepaid maintenance and other	90,500	122,500
Total additions	3,143,400	1,215,300

Deductions:
Payments	1,413,900	1,026,200
Other	-	217,000
Total deductions	1,413,900	1,243,200

Net increase/(decrease) in accrued maintenance costs	1,729,500	(27,900)

Balance, end of period	$2,608,200	$985,500

Notes Payable and Accrued Interest	3 Months Ended
Mar. 31, 2013
Notes Payable and Accrued Interest [Abstract]
Notes Payable and Accrued Interest
4.	Notes Payable and Accrued Interest

At March 31, 2013 and December 31, 2012, the Company's notes payable and accrued interest consisted of the following:

	March 31,	December 31,
	2013	2012

Credit Facility principal	$67,500,000	$67,800,000
Credit Facility accrued interest	65,300	65,700
	$67,565,300	$67,865,700

In March 2013, the Company's $90 million Credit Facility (the "Credit Facility") provided by a syndicate of banks was increased to $130 million and extended to September 30, 2015 on terms similar to the original agreement. The Credit Facility is secured by all of the assets of the Company, including its aircraft and engine portfolio.

The unused amount of the Credit Facility was $62,500,000 and $22,200,000 as of March 31, 2013 and December 31, 2012; however, the amount available on those respective dates was limited to $12,916,000 and $1,113,500, respectively, because of exclusions of certain assets from the borrowing base.

The weighted average interest rate on the Credit Facility was 4.00% at March 31, 2013 and December 31, 2012.

Computation of Earnings Per Share	3 Months Ended
Mar. 31, 2013
Computation of Earnings Per Share [Abstract]
Computation of Earnings Per Share
5.	Computation of Earnings Per Share

Basic and diluted earnings per share are calculated as follows:

	For the Three Months Ended March 31,
	2013	2012

Net income	$4,052,300	$1,325,000

Weighted average shares outstanding for the period	1,543,257	1,543,257
Dilutive effect of warrants	39,070	7,499
Weighted average diluted shares used in calculation of diluted earnings per share	1,582,327	1,550,756

Basic earnings per share	$2.63	$0.86
Diluted earnings per share	$2.56	$0.85

Basic earnings per common share is computed using net income and the weighted average number of common shares outstanding during the period.  Diluted earnings per common share are computed using net income and the weighted average number of common shares outstanding, assuming dilution.  Weighted average common shares outstanding, assuming dilution, includes potentially dilutive common shares outstanding during the period. Potentially dilutive common shares include the assumed exercise of warrants using the treasury stock method.

Related Party Transactions	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
6.	Related Party Transactions

The Company's portfolio of leased aircraft assets is managed and administered under the terms of a management agreement with JetFleet Management Corp. ("JMC"), which is an integrated aircraft management, marketing and financing business and a subsidiary of JetFleet Holding Corp. ("JHC").  Certain officers of the Company are also officers of JHC and JMC and hold significant ownership positions in both JHC and the Company. Under the Management Agreement, JMC receives a monthly management fee based on the net asset value of the assets under management. JMC also receives an acquisition fee for locating assets for the Company, provided that the aggregate purchase price, including chargeable acquisition costs and any acquisition fee, does not exceed the fair market value of the asset based on appraisal, and may receive a remarketing fee in connection with the sale or re-lease of the Company's assets. The Company incurred management fees of $1,092,100 and $986,700 during the quarters ended March 31, 2013 and 2012, respectively.  The Company paid acquisition fees totaling $60,000 and $290,000 during the quarters ended March 31, 2013 and 2012, which were included in the cost basis of the asset purchased. The Company paid remarketing fees of $68,000 and $0 to JMC during the quarters ended March 31, 2013 and 2012, respectively.  Such fees are amortized over the applicable lease term or included in the gain on sale recognized upon sale of the applicable asset.

In August 2009, the Company entered into an agreement (the "Assignment Agreement") with Lee G. Beaumont in which Mr. Beaumont assigned to the Company his rights to purchase certain aircraft engines from an unrelated third party seller.  In January 2012, Mr. Beaumont became a "related person" with respect to the Company due to his open market acquisitions of shares representing over 5% of the Company's common stock.  Mr. Beaumont received the third and final installment of $66,700 due under the Assignment Agreement from the Company in the third quarter of 2012.  Mr. Beaumont also receives certain fees from JMC in connection with placement of the engines with new or renewing lessees.

Warrants issued to a group of funds affiliated with Whitebox Advisors, LLC in connection with a subordinated debt financing, which was paid in full in December 2011, became exercisable on December 30, 2011, and the shares issuable upon exercise of the warrants constitute over 5% of the common stock of the Company.  As a result, the warrant holders became "related persons" with respect to the Company.  The warrants expire on December 31, 2015.

Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
7.	Subsequent Events

In April 2013, the Company executed a letter of intent to sell a Fokker 50 aircraft that was returned at lease end in April, and received a refundable deposit from the buyer.  The Company expects the sale to be completed in the second quarter of 2013.

In April 2013, the Company borrowed $2,000,000 under the Credit Facility to purchase a Saab 340B Plus aircraft on lease to an existing customer in Thailand, with a lease term expiring in the fourth quarter of 2017.  The Company also delivered a General Electric CT7-9B to the same customer.  The engine is subject to a finance lease expiring in the second quarter of 2017.

In May 2013, the Company received approximately $785,000 from a customer for rent and refundable maintenance reserves, which were due in late 2012 and early 2013.  As a result of payment delinquencies by this customer, the Company had not previously recorded such amounts and will recognize them in the second quarter of 2013.

Organization and Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2013
Organization and Summary of Significant Accounting Policies [Abstract]
The Company and Basis of Presentation
(a)	The Company and Basis of Presentation

AeroCentury Corp. (the "Company"), a Delaware corporation incorporated in 1997, acquires used regional aircraft and engines for lease to foreign and domestic regional carriers.

The condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information, the instructions to Form 10-Q and Article 10 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.  In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.  Operating results for the three-month period ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

For further information, refer to the financial statements and footnotes thereto included in the Company's annual report on Form 10-K for the year ended December 31, 2012.

Use of Estimates
(b)	Use of Estimates

The Company's financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable for making judgments that are not readily apparent from other sources.

The most significant estimates with regard to these financial statements are the residual values and useful lives of the assets, the amount and timing of cash flow associated with each asset that are used to evaluate whether assets are impaired, accrued maintenance costs, accounting for income taxes, and the amounts recorded as allowances for doubtful accounts.

Fair Value Measurements
(c)	Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs, to the extent possible. The fair value hierarchy under GAAP is based on three levels of inputs.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis

The following table shows by level, within the fair value hierarchy, the fair value of the Company's assets that are measured and recorded at fair value on a recurring basis:

	March 31, 2013				December 31, 2012
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Money market funds included in cash and cash equivalents	$2,239,800	$2,239,800	$-	$-	$1,239,500	$1,239,500	$-	$-

Total	$2,239,800	$2,239,800	$-	$-	$1,239,500	$1,239,500	$-	$-

As of March 31, 2013 and December 31, 2012, there were no liabilities that were required to be measured and recorded at fair value on a recurring basis.

Assets Measured and Recorded at Fair Value on a Nonrecurring Basis

The Company determines fair value of long-lived assets held and used, such as aircraft and aircraft engines held for lease and held for sale, by reference to independent appraisals, quoted market prices (e.g., offers to purchase) and other factors. An impairment charge is recorded when the Company believes that the carrying value of an asset will not be recovered through future net cash flows and that the carrying value exceeds its fair value. During the quarters ended March 31, 2013 and 2012, there was no recorded impairment of long-lived assets.

Fair Value of Other Financial Instruments

The Company's financial instruments, other than cash and cash equivalents, consist principally of finance leases receivable and amounts borrowed under its credit facility (the "Credit Facility," as defined in Note 4).  The fair value of accounts receivable, finance leases receivable, and accounts payable approximates the carrying value of these financial instruments.

Borrowings under the Company's Credit Facility bear floating rates of interest that reset periodically to a market benchmark rate plus a credit margin.  The Company believes the effective interest rate of this debt agreement approximates current market rates for such indebtedness at the balance sheet date, and therefore that the carrying amount of its floating rate debt at the balance sheet dates approximates its fair value.  The fair value of the Company's outstanding balance of its Credit Facility would be categorized as Level 3 under the GAAP fair value hierarchy.

Finance Leases
(d)Finance Leases

The leases for one of the Company's aircraft and one General Electric CT7-9B engine contain lessee purchase options at a price substantially below the asset's estimated residual value at the exercise date for the option.  Consequently, the Company considers the purchase options to be "bargain purchase options" and has classified such leases as finance leases for financial accounting purposes.  The Company does not include the value, purchase price or accumulated depreciation of finance lease assets on its balance sheet.  Instead, for any finance lease, the discounted present value of (i) future minimum lease payments (including the bargain purchase option) and (ii) any residual value not subject to a bargain purchase option are reported as a finance lease receivable.  Rental revenue and depreciation expense are not recognized on finance leases.  Rather, the Company accrues interest on the balance of the finance lease receivable based on the interest rate inherent in the lease.  The Company recognized interest earned on finance leases as "other income" in the amount of $30,400 and $23,400 in the three months ended March 31, 2013 and 2012, respectively.

Organization and Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2013
Organization and Summary of Significant Accounting Policies [Abstract]
Assets measured at fair value on recurring basis
The following table shows by level, within the fair value hierarchy, the fair value of the Company's assets that are measured and recorded at fair value on a recurring basis:

	March 31, 2013				December 31, 2012
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Money market funds included in cash and cash equivalents	$2,239,800	$2,239,800	$-	$-	$1,239,500	$1,239,500	$-	$-

Total	$2,239,800	$2,239,800	$-	$-	$1,239,500	$1,239,500	$-	$-

Aircraft and Aircraft Engines Held for Lease or Sale (Tables)	3 Months Ended
Mar. 31, 2013
Aircraft and Aircraft Engines Held for Lease or Sale [Abstract]
Aircraft and aircraft engines held for lease
At March 31, 2013 and December 31, 2012, the Company's aircraft and aircraft engines, which were on lease or held for lease consisted of the following:

	March 31, 2013		December 31, 2012
	Number	% of net	Number	% of net
Model	owned	book value	owned	book value

Bombardier Dash-8-300	9	25%	9	25%
Fokker 100	7	22%	7	22%
Bombardier Dash-8-Q400	3	19%	3	19%
Fokker 50	12	13%	13	14%
General Electric CF34-8E5 engine	3	7%	3	7%
Saab 340B	4	4%	5	5%
Saab 340B Plus	4	6%	4	6%
deHavilland DHC-8-100	1	1%	1	1%
deHavilland DHC-6	1	1%	1	1%
Tay 650-15 engine	2	1%	-	-
General Electric CT7-9B engine	2	1%	1	-
Saab 340A	1	-	1	-

Maintenance Reserves and Accrued Maintenance Costs (Tables)	3 Months Ended
Mar. 31, 2013
Maintenance Reserves and Accrued Maintenance Costs [Abstract]
Summary of the company's maintenance reserves and accruals
At March 31, 2013 and December 31, 2012, the liability for maintenance reserves and accrued maintenance costs consisted of refundable maintenance payments billed to lessees based on usage and accrued maintenance costs for both off-lease aircraft and lessee maintenance claims for non-refundable maintenance reserves.   Refundable maintenance reserves at December 31, 2012 also included a $6,528,500 payment received from a lessee when its two aircraft leases were assigned to a new lessee upon the sale of the original lessee's assets in 2012.  The subject aircraft were returned to the Company by the new lessee in the first quarter of 2013 in connection with the new lessee's bankruptcy and the payment was recorded as maintenance reserves revenue.

	March 31, 2013	December 31, 2012

Refundable maintenance reserves	$8,509,500	$14,477,400
Accrued maintenance costs	2,608,200	878,700
	$11,117,700	$15,356,100

Additions to and deductions from the company's accrued maintenance cost for aircraft maintenance
Additions to and deductions from the Company's accrued maintenance costs during the three months ended March 31, 2013 and 2012 for aircraft maintenance were as follows:

	For the Three Months Ended March 31,
	2013	2012

Balance, beginning of period	$878,700	$1,013,400

Additions:
Charged to expense	2,692,600	754,800
Reversals of previously accrued maintenance costs	(287,400)	(300)
Total maintenance expense	2,405,200	754,500
Capital equipment	384,800	46,000
Accrued claims related to refundable maintenance reserves	262,900	292,300
Prepaid maintenance and other	90,500	122,500
Total additions	3,143,400	1,215,300

Deductions:
Payments	1,413,900	1,026,200
Other	-	217,000
Total deductions	1,413,900	1,243,200

Net increase/(decrease) in accrued maintenance costs	1,729,500	(27,900)

Balance, end of period	$2,608,200	$985,500

Notes Payable and Accrued Interest (Tables)	3 Months Ended
Mar. 31, 2013
Notes Payable and Accrued Interest [Abstract]
Notes payable and accrued interest
At March 31, 2013 and December 31, 2012, the Company's notes payable and accrued interest consisted of the following:

	March 31,	December 31,
	2013	2012

Credit Facility principal	$67,500,000	$67,800,000
Credit Facility accrued interest	65,300	65,700
	$67,565,300	$67,865,700

Computation of Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Computation of Earnings Per Share [Abstract]
Computation of earnings per share
Basic and diluted earnings per share are calculated as follows:

	For the Three Months Ended March 31,
	2013	2012

Net income	$4,052,300	$1,325,000

Weighted average shares outstanding for the period	1,543,257	1,543,257
Dilutive effect of warrants	39,070	7,499
Weighted average diluted shares used in calculation of diluted earnings per share	1,582,327	1,550,756

Basic earnings per share	$2.63	$0.86
Diluted earnings per share	$2.56	$0.85

Organization and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Recurring [Member]	Dec. 31, 2012 Recurring [Member]	Mar. 31, 2013 Level 1 [Member] Recurring [Member]	Dec. 31, 2012 Level 1 [Member] Recurring [Member]	Mar. 31, 2013 Level 2 [Member] Recurring [Member]	Dec. 31, 2012 Level 2 [Member] Recurring [Member]	Mar. 31, 2013 Level 3 [Member] Recurring [Member]	Dec. 31, 2012 Level 3 [Member] Recurring [Member]
Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis [Abstract]
Money market funds included in cash and cash equivalents			$ 2,239,800	$ 1,239,500	$ 2,239,800	$ 1,239,500	$ 0	$ 0	$ 0	$ 0
Total			2,239,800	1,239,500	2,239,800	1,239,500	0	0	0	0
Liabilities recorded at fair value			0	0
Write down of long-lived assets	0	0
Finance Leases [Abstract]
Interest earned on finance lease	$ 30,400	$ 23,400

Aircraft and Aircraft Engines Held for Lease or Sale (Details) (USD $)	3 Months Ended			1 Months Ended					3 Months Ended
	Mar. 31, 2013 Asset Aircraft	Mar. 31, 2013 Bombardier Dash-8-300 [Member] Aircraft	Dec. 31, 2012 Bombardier Dash-8-300 [Member] Aircraft	Jan. 31, 2013 Fokker 100 [Member] Aircraft	Mar. 31, 2013 Fokker 100 [Member] Aircraft	Dec. 31, 2012 Fokker 100 [Member] Aircraft	Mar. 31, 2013 Bombardier Dash-8-Q400 [Member] Aircraft	Dec. 31, 2012 Bombardier Dash-8-Q400 [Member] Aircraft	Mar. 31, 2013 Fokker 50 [Member] Aircraft	Dec. 31, 2012 Fokker 50 [Member] Aircraft	Mar. 31, 2013 General Electric CF34-8E5 engine [Member] Engine	Dec. 31, 2012 General Electric CF34-8E5 engine [Member] Engine	Mar. 31, 2013 Saab 340B [Member] Aircraft Engine	Dec. 31, 2012 Saab 340B [Member] Aircraft	Mar. 31, 2013 Saab 340B Plus [Member] Aircraft	Dec. 31, 2012 Saab 340B Plus [Member] Aircraft	Mar. 31, 2013 deHavilland DHC-8-100 [Member] Aircraft	Dec. 31, 2012 deHavilland DHC-8-100 [Member] Aircraft	Mar. 31, 2013 deHavilland DHC-6 [Member] Aircraft	Dec. 31, 2012 deHavilland DHC-6 [Member] Aircraft	Mar. 31, 2013 Tay 650-15 engine [Member] Engine	Dec. 31, 2012 Tay 650-15 engine [Member] Engine	Mar. 31, 2013 General Electric CT7-9B engine [Member] Engine	Dec. 31, 2012 General Electric CT7-9B engine [Member] Engine	Mar. 31, 2013 Saab 340 A [Member] Aircraft	Dec. 31, 2012 Saab 340 A [Member] Aircraft
Aircraft and aircraft engines held for lease or sale [Abstract]
Number owned		9	9		7	7	3	3	12	13	3	3	4	5	4	4	1	1	1	1	2	0	2	1	1	1
Percentage of net book value (in hundredths)		25.00%	25.00%		22.00%	22.00%	19.00%	19.00%	13.00%	14.00%	7.00%	7.00%	4.00%	5.00%	6.00%	6.00%	1.00%	1.00%	1.00%	1.00%	1.00%	0.00%	1.00%	0.00%	0.00%	0.00%
Gain on sale of aircraft and parts from an engine									$ 218,200
Payment for equipment and acquisition costs related to aircraft purchased									1,766,400
Number of aircrafts purchased									2
Number of assets lease term extended	6
Number of off-leased assets leased					3
Number of entity aircraft off lease	14				4				4				3								2		1
Number of air craft engines not sought for re-lease																					2
Re-lease opportunities for the off-lease aircraft (in hundredths)	21.00%
Number of aircrafts returned				2
Security deposits held				660,000
Security deposits received				6,528,500
Maintenance reserves revenue				6,528,500
Number of engines held fore sale													2										1
Proceeds from sale of assets	$ 36,000

Maintenance Reserves and Accrued Maintenance Costs (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Lease	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011
Maintenance Reserves and Accrued Maintenance Costs [Abstract]
Proceeds from lease payments included in refundable maintenance reserves	$ 6,528,500
Number of aircraft leases assigned to new lessee	2
Refundable maintenance reserves	14,477,400	8,509,500
Accrued maintenance costs	878,700	2,608,200	985,500	1,013,400
Total	$ 15,356,100	$ 11,117,700

Maintenance Reserves and Accrued Maintenance Costs (1) (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accrued maintenance cost [Roll Forward]
Balance, beginning of period	$ 878,700	$ 1,013,400
Additions [Abstract]
Charged to expense	2,692,600	754,800
Reversals of previously accrued maintenance costs	(287,400)	(300)
Total maintenance expense	2,405,200	754,500
Capital equipment	384,800	46,000
Accrued claims related to refundable maintenance reserves	262,900	292,300
Prepaid maintenance and other	90,500	122,500
Total additions	3,143,400	1,215,300
Deductions [Abstract]
Payments	1,413,900	1,026,200
Other	0	217,000
Total deductions	1,413,900	1,243,200
Net increase/(decrease) in accrued maintenance costs	1,729,500	(27,900)
Balance, end of period	$ 2,608,200	$ 985,500

Notes Payable and Accrued Interest (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes payable and accrued interest [Abstract]
Credit Facility principal	$ 67,500,000	$ 67,800,000
Credit Facility accrued interest	65,300	65,700
Notes payable and accrued interest	67,565,300	67,865,700
Credit Facility [Abstract]
Credit facility, borrowing capacity replaced	90,000,000
Credit facility maximum borrowing capacity	130,000,000
Credit Facility [Member]
Credit Facility [Abstract]
Expiration date	Sep 30, 2015
Unused amount of the credit facility	62,500,000	22,200,000
Available borrowing capacity	$ 12,916,000	$ 1,113,500
Weighted average interest rate on credit facility (in hundredths)	4.00%	4.00%

Computation of Earnings Per Share (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Basic and diluted earning/loss per share [Abstract]
Net income	$ 4,052,300	$ 1,325,000
Weighted average shares outstanding for the period (in shares)	1,543,257	1,543,257
Dilutive effect of warrants (in shares)	39,070	7,499
Weighted average diluted shares used in calculation of diluted earnings per share (in shares)	1,582,327	1,550,756
Basic earnings per share (in dollars per share)	$ 2.63	$ 0.86
Diluted earnings per share (in dollars per share)	$ 2.56	$ 0.85

Related Party Transactions (Details) (USD $)	3 Months Ended		3 Months Ended
	Sep. 30, 2012 Mr. Beaumont [Member]	Mar. 31, 2013 Mr. Beaumont [Member]	Mar. 31, 2013 Jet Fleet Management Corp. [Member]	Mar. 31, 2012 Jet Fleet Management Corp. [Member]	Mar. 31, 2013 Subordinated Notes Purchasers [Member]
Related Party Transaction [Line Items]
Recorded management fees			$ 1,092,100	$ 986,700
Acquisition fees paid			60,000	290,000
Remarketing fees			68,000	0
Minimum percentage of open market of shares representing common stock (in hundredths)		5.00%
Payments to related party	$ 66,700
Warrants became exercisable date					Dec 30, 2011
Minimum percentage of common stock issued upon exercise of warrants (in hundredths)					5.00%

Subsequent Events (Details) (USD $)	0 Months Ended		3 Months Ended
	May 10, 2013	Apr. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Subsequent Events [Abstract]
Borrowings under Credit Facility		$ 2,000,000	$ 0	$ 7,400,000
Amount received from customer for rent and refundable maintenance services	$ 785,000